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                           [LETTERHEAD OF PROVIDIAN]

January 24, 1997

Securities and Exchange Commission
Filing Desk
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT V PGA RETIREMENT ANNUITY (33-80958)

Dear Sir or Madam:

In lieu of filing the form of prospectus and statement of additional information for Providian Life and Health Insurance Company Separate Account V (the "Registrant"), PGA Retirement Annuity, pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Registrant, certifies that:

1. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 5 to the Registrant's registration statement on Form N-4, the most recent amendment to the Registrant's registration statement; except that page numbers and a date were inserted, and all references made therein to Federated Advisers were changed to Federated Investment Counseling; and

2. the text of post-effective amendment no. 5 to the Registrant's registration statement on Form N-4, the most recent amendment to the Registrant's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on December 30, 1996.

If you have any questions or need additional information, please contact me at 502/560-3898.

PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
SEPARATE ACCOUNT V (REGISTRANT)

By: Providian Life and Health Insurance Company

/s/ Kimberly A. Scouller
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Kimberly A. Scouller, Assistant Secretary